Restructuring And Other Related Charges	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring And Other Related Charges
RESTRUCTURING AND OTHER RELATED CHARGES
During 2014, the Company recorded pre-tax restructuring and other related charges totaling $130 million. Substantially all restructuring activities initiated in 2014 were completed by December 31, 2014 resulting in $103 million of employee severance and related charges and $27 million of facility exit and other related charges. The Company expects substantially all cash payments associated with remaining termination benefits will be paid during 2015. During 2013, the Company recorded pre-tax restructuring and other related charges totaling $101 million. Substantially all planned restructuring activities related to the 2013 plans were completed by December 31, 2013 resulting in approximately $76 million of employee severance and related charges and $25 million of facility exit and other related charges. During 2012, the Company recorded pre-tax restructuring and other related charges totaling $120 million. Substantially all planned restructuring activities related to the 2012 plans were completed by December 31, 2012 resulting in approximately $109 million of employee severance and related charges and $11 million of facility exit and other related charges.
The nature of the Company's restructuring and related activities initiated in 2014, 2013 and 2012 were broadly consistent throughout the Company’s reportable segments and focused on improvements in operational efficiency through targeted workforce reductions and facility consolidations and closures. These costs were incurred to position the Company to provide superior products and services to its customers in a cost efficient manner, and taking into consideration broad economic uncertainties.
In conjunction with the closing of facilities, certain inventory was written off as unusable in future operating locations. This inventory consisted primarily of component parts and raw materials, which were either redundant to inventory at the facilities being merged or were not economically feasible to relocate since the inventory was purchased to operate on equipment and tooling which was not being relocated. In addition, asset impairment charges have been recorded to reduce the carrying amounts of the long-lived assets that will be sold or disposed of to their estimated fair values. Charges for the asset impairment reduce the carrying amount of the long-lived assets to their estimated salvage value in connection with the decision to dispose of such assets.
Restructuring and other related charges recorded for the year ended December 31 by segment were as follows ($ in millions):

	2014	2013	2012
Test & Measurement	$10.7	$8.3	$19.9
Environmental	27.9	7.4	8.0
Life Sciences & Diagnostics	50.2	36.1	51.5
Dental	21.4	13.3	9.8
Industrial Technologies	20.2	35.6	29.1
Other	—	—	2.1
Total	$130.4	$100.7	$120.4
The table below summarizes the Company's accrual balance and utilization by type of restructuring cost associated with the 2014 and 2013 actions ($ in millions):

	Balance as of January 1, 2013	Costs Incurred	Paid/ Settled	Balance as of December 31, 2013	Costs Incurred	Paid/ Settled	Balance as of December 31, 2014
Employee severance and related	$95.1	$76.2	$(100.6)	$70.7	$103.3	$(77.9)	$96.1
Facility exit and related	6.8	24.5	(16.4)	14.9	27.1	(26.5)	15.5
Total	$101.9	$100.7	$(117.0)	$85.6	$130.4	$(104.4)	$111.6

The restructuring and other related charges incurred during 2014 include cash charges of $119 million and $11 million of non-cash charges. The restructuring and other related charges incurred during 2013 and 2012 include cash charges of $95 million and $117 million and $6 million and $3 million of non-cash charges, respectively. These charges are reflected in the following captions in the accompanying Consolidated Statements of Earnings ($ in millions):

	2014	2013	2012
Cost of sales	$38.1	$26.0	$33.1
Selling, general and administrative expenses	92.3	74.7	87.3
Total	$130.4	$100.7	$120.4